Investment Strategy	Nov. 25, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to generate attractive current income while providing protection against rising interest rates (i.e., an interest rate hedge). The Fund invests primarily in interest-only mortgage-backed securities (“MBS IOs”) and U.S. Treasury bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing fixed income securities exhibiting alternative income characteristics (“Alternative Fixed-Income Investments”).

For purposes of this policy, the Fund considers interest-only mortgage-backed securities (“MBS IOs”) to be Alternative Fixed-Income Investments because they are not traditional fixed-income securities (e.g., corporate bonds or municipal bonds) and, unlike traditional fixed income securities, the holders of MBS IOs are not entitled to receive any principal payments. MBS IOs generate income by collecting and distributing interest payments from a pool of mortgages to investors (such as the Fund), without including any of the principal repayments.

Mortgage-backed securities (“MBS”) are fixed-income instruments that represent an interest in a pool of mortgages. Stripped MBS also represent interest in a pool of mortgages, the cash flow from which has been separated into interest and principal components. MBS IOs represent the interest portion of the MBS. To provide an interest rate hedge, the Fund seeks to achieve a general duration target of approximately negative three to negative ten years (the “Duration Target Range”).

●	“Duration” is a measure of the relationship between interest rates and price for a fixed income security. Positive duration refers to a relationship whereby prices decline as interest rates rise, while negative duration refers to a relationship whereby prices increase as interest rates rise. MBS IOs typically exhibit negative duration.

●	In the Duration Target Range, the market value of the Fund’s holdings is projected to increase as interest rates rise, which provides protection against falling valuations of most fixed income instruments. In general, at the low end of the Duration Target Range (i.e., negative 3 years), a one basis point (0.01%) increase in interest rates would lead to an approximately three basis point increase in the portfolio’s value, while a one basis point decrease in interest rates would cause an approximately three basis point decrease in the portfolio’s value. Similarly, at the high end of the Duration Target Range (i.e., negative 10 years), a one basis point (0.01%) increase in interest rates would lead to an approximately ten basis point increase in the portfolio’s value, while a one basis point decrease in interest rates would cause an approximately ten basis point decrease in the portfolio’s value.

MBS IOs may benefit when interest rates are rising as the rate at which borrowers prepay or refinance their mortgages tends to decrease. During a rising interest rate environment, income from MBS IOs may remain steadier when compared to flat or falling interest rate environments. Further, in a rising interest rate environment, the market value of MBS IOs may increase due to slower prepayments and, as a result, interest cash flows received by MBS IOs on the aggregate mortgage principal balance generally decline more slowly.

Conversely, when interest rates are falling, the rate at which borrowers prepay or refinance their mortgages tends to increase. As a result, the income from MBS IOs may decline and the market value of MBS IOs may decrease, which will result in a decline in MBS IO valuations. The Fund’s portfolio is structured such that a potential decline in MBS IO valuations may be partially offset by gains in the Fund’s U.S. Treasury positions, which have a positive duration, as discussed further below. In this scenario, the Fund’s portfolio will likely be rebalanced to bring the overall duration in line with the Duration Target Range, which will generally involve selling the U.S. Treasury positions and increasing the Fund’s holdings of MBS IOs. The Fund intends to invest solely in MBS IOs that are issued or guaranteed by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Government National Mortgage Administration (Ginnie Mae). These securities are referred to as “agency MBS.” Ginnie Mae securities and are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac securities are guaranteed as to payment of principal and interest by Fannie Mae and Freddie Mac, that are in turn backed by a line of credit with the U.S. Treasury. It should be noted, however, that in the case of MBS IOs, a default by an underlying borrower, will have the same effect as a voluntary prepayment (i.e., it will reduce the balance of the underlying mortgage pool, thereby reducing the market value of the MBS IO, notwithstanding such guarantee).

The Fund’s investment sub-adviser (“FolioBeyond” or the “Sub-Adviser”) will determine the Fund’s overall asset allocation of the portfolio by analyzing the relative value of MBS IOs and constructing a core portfolio of MBS IOs with various coupon payments and other loan attributes. These loan attributes will include geography, loan purpose (purchase or refinancing), and loan size, among other factors that the Sub-Adviser analyzes as the most favorable to protect against rising interest rates. FolioBeyond will utilize U.S. Treasury securities, through either direct investment or through investments in ETFs, to rebalance the Fund’s portfolio to protect against falling interest rates by providing some offsetting positive duration to the portfolio, as U.S. Treasury holdings with a positive duration will offset the negative duration of MBS IO holdings. Generally, the MBS IO portion of the Fund’s portfolio is likely to have negative duration exceeding -10 years while the positive duration of the Fund’s U.S. Treasury holdings will have the effect of bringing the Fund’s overall portfolio duration to be less negative (e.g., a certain percentage of the Fund’s portfolio with -15 year duration MBS IO portfolio holdings can be combined with a percentage of the Fund’s portfolio with +10 year duration Treasury bonds to achieve the Target Duration of -10 years). The allocation ratio between MBS IOs and U.S. Treasuries will vary depending on relative value relationships, including historical yield levels compared to other financial assets, volatility and other risk measures (as determined by the Sub-Adviser), macro-environment determinants, such as inflation and economic growth, and other factors that FolioBeyond evaluates to be relevant.

To achieve its Duration Target Range, the Fund may also invest, to a lesser extent, in MBS coupon swaps and MBS inverse IOs (“Inverse IOs”). The Fund may also purchase options on bonds or swaps to mitigate the risk of downward movement in interest rates. MBS coupon swaps are transactions that involve the sale of one MBS and the simultaneous purchase of another MBS, which may be with different agencies and have different coupon payments. MBS inverse IOs are also funded through interest only payments, however, an inverse IO is a leveraged position and the payment received is adjusted based on the current level of a floating interest rate. Inverse IOs are created from a structured collateralized mortgage obligation (“CMO”) where the coupon formula is determined based on the difference between the underlying CMO tranche coupon and a floating rate (e.g., 1-month LIBOR), subject to a floor. The resulting coupon payment is based on the principal balance of the underlying CMO tranche. An Inverse IO, therefore, will exhibit a combination of its coupon rate declining as short-term interest rates rise (and vice versa for falling short-term interest rates) along with sensitivity to prepayments as the present value of interest cash flows will increase as prepayments decline (and vice versa for rising prepayment rates). Since both prepayment and yield curve components increase the risk of Inverse IOs, they will be utilized infrequently and only when valuations are determined by the Sub-Adviser to be attractive. An option on a bond or swap gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying bond or swap is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

The Sub-Adviser performs both top-down and security-specific analysis. The Sub-Adviser makes buy and sell decisions for the Fund based on a multi-factor optimization model that provides broad asset allocation guidance while specific bond analysis will be performed for security selection. Rebalancing of the MBS IOs portion of the portfolio will generally be less frequent while the U.S. Treasury portion will be more actively rebalanced as required, depending on changes in interest rates.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing fixed income securities exhibiting alternative income characteristics (“Alternative Fixed-Income Investments”).
FolioBeyond Enhanced Fixed Income Premium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate current income and long-term capital appreciation by investing in a portfolio of ETFs representing certain sectors of the fixed-income market (“Bond Sector ETFs”), both directly and indirectly through option overlays (described below). The Fund uses the FolioBeyond Fixed Income Model (the “FB Model”) to select its Bond Sector ETFs.

The Fund primarily invests in an optimized portfolio of Bond Sector ETFs, such as those providing exposure to U.S. Treasuries, investment grade corporate bonds, high yield corporate bonds, mortgage-backed securities (“MBS”), municipal bonds, or sovereign bonds (foreign government bonds). In addition, the Fund employs its options overlay strategy using call and/or put options tied either to the Bond Sector ETFs or to broad-based bond market ETFs (collectively, “Underlying ETFs”).

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income-producing fixed income securities, including Underlying ETFs that primarily invest in income-producing fixed income securities.

Bond Sector ETFs

The Fund will primarily invest in Bond Sector ETFs. The Fund’s investment sub-adviser, FolioBeyond LLC (“FolioBeyond” or the “Sub-Adviser”), utilizes its FB Model, a proprietary, factor-based, multisector fixed income strategy designed to generate higher income. The FB Model seeks to outperform the Bloomberg U.S. Aggregate Bond Index (the “Benchmark”) by dynamically allocating across Bond Sector ETFs.

The FB Model applies advanced algorithms to capture key performance and risk drivers in the fixed income markets. This optimization framework analyzes and updates risk and value attributes on a regular basis for the holdings in the Fund’s initial Bond Sector ETF universe, which currently consists of 24 Bond Sector ETFs but is subject to change, at the Sub-Adviser’s sole discretion. The Sub-Adviser’s FB Model uses proprietary algorithms to allocate its assets to the Bond Sector ETFs. The algorithms consider and weigh numerous factors for each Bond Sector ETF and are computed on a regular basis. The most significant factors for each Bond Sector ETF include:

(i)	Historical Price Volatility: The extent and speed of the Bond Sector ETF’s price movements over a specific period;
(ii)	Option-Implied Volatility: The expected price volatility of the Bond Sector ETF over the lifespan of an option on the ETF;
(iii)	Estimated Default Risk: The likelihood of default by the Bond Sector ETF’s underlying holdings;
(iv)	Prepayment or Call Risk: The risk associated with early repayment or callable features of the Bond Sector ETF’s underlying holdings;
(v)	Interest Rate Sensitivity:
a.	Duration: A measure of the Bond Sector ETF’s underlying holdings’ sensitivity to interest rate changes.
b.	Convexity: A measure of how the duration of the underlying holdings of the Bond Sector ETF changes as yields fluctuate;
(vi)	Yield To Maturity: The return expected from the underlying holdings of the Bond Sector ETF if held to maturity;
(vii)	Option-Adjusted Spread: The yield difference between the Bond Sector ETF, adjusted for options, and an investment with a risk-free rate of return, such as U.S. Treasuries);
(viii)	Weighted Average Life: The average time the underlying holdings of the Bond Sector ETF are expected to remain outstanding;
(ix)	Expected Maturity: The anticipated time until the Bond Sector ETF’s underlying holdings mature; and
(x)	Historical Correlation: The historical relationship between the prices of Bond Sector ETFs under evaluation.

The FB Model uses these primary factors, along with several secondary factors, to determine portfolio allocation weights for each Bond Sector ETF. The goal is to create a portfolio with attractive risk-reward characteristics under current market conditions. This modeling process is designed to optimize for current income and total return, which includes capital appreciation. Generally, the Fund rebalances its holdings of Bond Sector ETFs whenever the FB Model produces a target allocation for any Bond Sector ETF that differs materially from its current allocation, due to changes in prices, yields, risk, or other market conditions. See “Additional Information About the Fund” in the Fund’s Prospectus for more information about the bond sectors in which the Bond Sector ETFs may focus their investments.

Options Overlay

In addition to its Bond Sector ETF investments, the Fund employs option overlays to seek to enhance income. The option strategy primarily involves selling covered or uncovered call and/or put options and covered or uncovered call and/or put spreads on Underlying ETFs with the goal of generating additional income. FolioBeyond implements the Fund’s option strategies based on a comprehensive analysis of implied volatility (the market’s expectation of future price swings), strike prices (the price at which the option can be exercised), relative value (a comparison of an asset’s current price to an estimate of its intrinsic value), and market conditions. The Fund may also sell options on instruments other than the Bond Sector ETFs. The Fund will count the notional value of options on any fixed income ETFs towards compliance with the 80% investment policy discussed above.

To implement the Fund’s options overlay strategy, the Fund will sell options and/or option spreads (i.e., buying and/or selling multiple options contracts on the same underlying asset, but with different strike prices or expiration dates, aiming to profit from the price difference between the two options), including both call options (which give the buyer the right to buy an asset at a predetermined price) and put options (which give the buyer the right to sell an asset at a predetermined price). By selling the options and/or option spreads, the Fund can collect premium payments. These premiums provide a potential income boost, particularly during periods of low market volatility.

For example, if the Fund holds a portfolio of Bond Sector ETFs and sells covered call options on those ETFs, the premiums collected from selling the calls can enhance the Fund’s income. If the market price of the relevant Bond Sector ETF remains below the option strike price, the Fund retains both the shares of the Bond Sector ETF and the premium income. However, if the market price exceeds the strike price, the Fund may have to sell the Bond Sector ETF’s shares at the strike price, limiting further upside in those positions.

FolioBeyond actively manages and rebalances the Fund’s option overlay strategy, including its short positions (selling options without owning the underlying asset), to seek alignment with changes in volatility, interest rates, and overall bond market conditions. The Fund’s total notional exposure (the total value represented by the options contracts) to options, including short positions, may reach up to 150% of the Fund’s net assets, allowing for flexible positioning as market conditions evolve. To seek to mitigate the risks associated with short positions, FolioBeyond employs a disciplined risk management approach, including generally setting predefined stop-loss limits (automatically closing positions to prevent excessive losses), actively monitoring option exposures relative to market movements, and adjusting positions based on real-time assessments of volatility and liquidity conditions.

The Fund where possible sells covered options, that is, options that reference a Bond Sector ETF the Fund already holds. However, in certain cases, the Fund will sell uncovered options that reference a Bond Sector ETF or other ETF. This approach is used when the Sub-Adviser identifies a more attractive opportunity than a covered option, or when no options exist for a Bond Sector ETF held by the Fund.

For uncovered options, the Sub-Adviser selects ETFs that it believes have a relatively high degree of correlation to the Bond Sector ETF held by the Fund. This allows the Fund to align the uncovered options with its existing holdings, while seeking to capitalize on more favorable availability, liquidity, price or other market attributes of the uncovered options.

When selling uncovered options, the Fund must post additional collateral, such as cash or securities, to cover the mismatch between the reference ETF and the Bond Sector ETF held by the Fund. The Sub-Adviser considers the cost of posting the collateral when determining whether to sell an uncovered option.

Portfolio Attributes

Generally, the FB Model produces target allocations that lead to the Fund holding between five and eight Bond Sector ETFs, with each Bond Sector ETF subject to a maximum allocation limit of 30% of the Fund’s assets. However, there can be no assurance that the FB Model will produce such target allocations in the future. This may lead the Fund to hold lesser or greater or lesser concentrations of fewer or larger numbers of Bond Sector ETFs than has typically been the case. The Fund may invest in Bond Sector ETFs that focus their investments in any particular bond sector without limit.

While the Fund intends principally to hold Bond Sector ETFs and options, from time to time the Fund may directly hold fixed income securities, or options thereon, that represent obligations of individual issuers, including but not limited to MBS issued or guaranteed by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income-producing fixed income securities, including Underlying ETFs that primarily invest in income-producing fixed income securities.